DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION (Details) - shares		6 Months Ended
	May. 14, 2014	Jun. 30, 2015
PBF Energy [Member] | PBF LLC [Member]
Limited Partners' Capital Account [Line Items]
Percentage of total economic interest		94.30%
Limited Partner, Affiliate [Member] | PBF LLC [Member]
Limited Partners' Capital Account [Line Items]
Limited partner interest percentage		53.80%
Limited Partner, Public [Member]
Limited Partners' Capital Account [Line Items]
Limited partner interest percentage		46.20%
Common Units [Member]
Limited Partners' Capital Account [Line Items]
Common units sold in public offering (in shares)		15,864,388
Common Units [Member] | IPO [Member]
Limited Partners' Capital Account [Line Items]
Common units sold in public offering (in shares)	15,812,500
Common Units [Member] | Over-Allotment Option [Member]
Limited Partners' Capital Account [Line Items]
Common units sold in public offering (in shares)	2,062,500